Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue:
Administrative fees, net	$ 119,070	$ 108,223	$ 105,765
Other service fees	272,261	233,058	173,891
Total net revenue	391,331	341,281	279,656
Operating expenses:
Cost of revenue (inclusive of certain amortization expense)	100,737	74,651	51,548
Product development expenses	20,011	18,994	16,393
Selling and marketing expenses	46,736	45,282	43,205
General and administrative expenses	124,379	110,661	91,481
Acquisition and integration-related expenses (Note 5 and 6)	21,591	0	0
Depreciation	19,948	13,211	9,793
Amortization of intangibles	31,027	28,012	23,442
Impairment of property and equipment, intangibles and in process research and development (Notes 2, 3, and 4)	46,423	0	2,272
Total operating expenses	410,852	290,811	238,134
Operating (loss) income	(19,521)	50,470	41,522
Other income (expense):
Interest expense	(27,508)	(18,114)	(21,271)
Other income (expense)	650	417	(1,921)
(Loss) income before income taxes	(46,379)	32,773	18,330
Income tax (benefit) expense	(14,255)	12,826	7,489
Net (loss) income	$ (32,124)	$ 19,947	$ 10,841
Basic and diluted (loss) income per share:
Basic net (loss) income per share	$ (0.57)	$ 0.36	$ 0.22
Diluted net (loss) income per share	$ (0.57)	$ 0.34	$ 0.21
Weighted average shares - basic	56,434	54,841	49,843
Weighted average shares - diluted	56,434	57,865	52,314